Financial Liabilities at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instrument [Abstract]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2021	2020
Financial liabilities designated as at FVTPL

Redeemable preferred shares	$107,862	$107,397
On July 21, 2020, Gogoro’s board of directors resolved to issue 22,000 thousand redeemable preferred shares at $5 per share, with a par value of $1 each. On July 31, 2020, the Company issued 20,000 thousand redeemable preferred shares with a total consideration of $100,000 thousand.
The subscription terms of the redeemable preferred shares (the “Subscription Shares”) are summarized as follows:
a.The Subscription Shares will have a non-cumulative dividend at a rate of 7% per annum, which shall be payable in the sole discretion of the Company’s board of directors. Dividends shall be payable with respect to dividend accrual periods for any given issuance of the Subscription Shares, which are each complete calendar quarter following the issuance of the Subscription Shares. The Subscription Shares shall not participate in the dividend distribution, if any, for Ordinary Shares.
b.The Subscription Shares will be non-voting.
c.The Subscription Shares will have a liquidation preference over all other equity shares of the Company.
d.The Company could, in its sole discretion, decide to redeem the Subscription Shares at the amount equal to the issue price of the Subscription Shares held considering the change of exchange rates between initial date and redemption date and also plus the pro rata declared but unpaid dividends, if any. Such redemption shall not take place within one year from July 31, 2020.
Considering the fact that the Company has a concrete plan to redeem the preferred shares in the foreseeable future and such financial instrument contains embedded derivatives, the Company determined that the entire combined financial instrument should be recognized as financial liability and designated as at FVTPL. The loss of $7,465 thousand on such financial liabilities consist of changes in fair value of $465 thousand and dividend payment of $7,000 thousand for the year ended December 31, 2021. The loss of $8,612 thousand on such financial liabilities consist of changes in fair value of $7,397 thousand and dividend payment of $1,215 thousand for the year ended December 31, 2020.
Pursuant to the resolution of the board of directors in December 2021, the Company redeemed all redeemable preferred shares at the amounts of $1,975 thousand and $100,000 thousand for the dividends and principal, respectively, in January 2022.